UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2011



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2011



[LOGO OF USAA]
    USAA(R)

                                         [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

 =======================================================

         ANNUAL REPORT
         USAA NASDAQ-100 INDEX FUND
         DECEMBER 31, 2011

 =======================================================

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

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PRESIDENT'S MESSAGE

"AT USAA INVESTMENT MANAGEMENT COMPANY, WE
BELIEVE THAT INVESTORS WILL CONTINUE TO
FIND VALUE AMONG LARGE-CAP, DIVIDEND-PAYING        [PHOTO OF DANIEL S. McNAMARA]
COMPANIES, WHICH HAVE STRONG BALANCE SHEETS
AND ARE GENERALLY LEADERS IN THEIR INDUSTRY."

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FEBRUARY 2012

Although investors began 2011 with optimism, they ended the year weighed down by worries, mainly about the European sovereign debt crisis. During the early part of the reporting period, confidence was running high as the financial markets celebrated what appeared to be a strong recovery in the U.S. economy.

However, during the first quarter, U.S. economic growth slowed. Job growth was sluggish, and the housing market remained fragile. The summer brought political gridlock in Washington over whether to raise the nation's debt ceiling. In the wake of that rancorous debate, Standard & Poor's Ratings downgraded U.S. Government debt from AAA to AA+, citing lawmakers' unwillingness to deal with the federal deficit. In November, the Congressional super-committee -- established with much fanfare during the summer -- failed to come to an agreement how to cut costs.

During much of the reporting period, investors proved surprisingly resilient. They seemed to shrug off the political upheaval in the Middle East, including a surge in oil prices that raised questions about the sustainability of global economic growth. In March, the earthquake and tsunami in Japan took an appalling toll on that nation's infrastructure, including emergencies at some nuclear power plants, and led to supply disruptions that slowed worldwide economic growth during the second quarter. Yet, the impact on the financial markets was relatively modest.

Ultimately, it was the European Union's (EU) long-running sovereign debt crisis that wore down investor confidence. Despite many promises, EU policymakers have failed to follow through on numerous agreements to fix the EU's financial problems. Some weaker peripheral countries, such

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

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as Greece, continue to struggle with persistent budget deficits and large debt burdens. As the year progressed, these problems began to spread to the region's larger economies, such as Italy. The crisis has also created serious problems for Europe's banks, which hold a considerable amount of sovereign debt.

In this environment, investors appeared to prefer the perceived safety of U.S. Government debt and dividend-paying stocks. At USAA Investment Management Company, we believe that investors will continue to find value among large-cap, dividend-paying companies, which have strong balance sheets and are generally leaders in their industry. Despite tough economic conditions, corporate earnings have been better than expected.

During the one-year reporting period, U.S. Treasuries outperformed just about every other asset class. For example, 10-year Treasuries achieved a total return of more than 15% during 2011, mostly from price appreciation. Although we expected Treasuries and high-quality municipal bonds to perform well, they did even better than we expected. Yields, which move inversely to prices, declined.

In the months ahead, I believe the U.S. economy will continue growing slowly. Though unemployment is still high, it has been trending downward. Nevertheless, at USAA Investment Management Company, we will remain watchful of the risks and opportunities that may lie ahead. We sincerely appreciate your confidence in us. On behalf of everyone here, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company*

*Effective January 1, 2012, the USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           4

SHAREHOLDER VOTING RESULTS                                                    8

FINANCIAL INFORMATION

    Distribution to Shareholders                                              9

    Report of Independent Registered Public Accounting Firm                  10

    Portfolio of Investments                                                 11

    Notes to Portfolio of Investments                                        18

    Financial Statements                                                     19

    Notes to Financial Statements                                            22

EXPENSE EXAMPLE                                                              36

TRUSTEES' AND OFFICERS' INFORMATION                                          38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA NASDAQ-100 INDEX FUND (THE FUND) SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE STOCKS COMPOSING THE NASDAQ-100 INDEX.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Under normal market conditions, at least 80% of the Fund's assets will be invested in the common stocks of companies composing the Nasdaq-100 Index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

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o  HOW DID THE USAA NASDAQ-100(R) INDEX FUND (THE FUND) PERFORM?

   The Fund closely tracked its benchmark, the broad-based Nasdaq-100(R) Index (the Index), for the period ended December 31, 2011. The Fund posted a return of 2.90% versus the Index which returned 3.68%. The Index is a group of large-company stocks that is not available for direct investment.

o  WHAT WERE THE MARKET CONDITIONS DURING THE PERIOD?

   U.S. stocks finished the year relatively flat after consistently high levels of volatility. The year started well, as U.S. markets gained through February, but the combination of the Fukushima earthquake in Japan and political uprisings across North Africa halted the rise in equity prices. Markets remained flat into the summer, but concern began to mount about attempts to rescue Greece and other peripheral Eurozone nations. Sovereign debt yields began to rise steadily in Spain and Italy.

   In August, volatility spiked and the S&P 500(R) sank more than 200 points in a matter of days, as Standard & Poor's downgraded U.S. sovereign debt to a rating of AA+ following a near default resulting from a congressional stalemate. The European crisis then came to a head, as investors worried about the solvency of core European banks, which had been effectively cut off by U.S. Dollar funding. As a result, the S&P fell dramatically through September, reaching a low of 1074.77.

   Past performance is no guarantee of future results.

   Refer to page 5 for benchmark definitions.

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2  | USAA NASDAQ-100 INDEX FUND

================================================================================

   The U.S. Federal Reserve decided that the American economy needed another boost. The Federal Open Market Committee decided to "twist" the yield curve by buying longer-dated securities and selling shorter-dated securities. However, volatility remained high, as it became clear that American markets were reacting almost exclusively to European headlines.

   In November European leaders announced their intention to create a comprehensive solution to the crisis involving closer fiscal ties between the members, and the market rallied dramatically. Volatility, as measured by the Chicago Board of Options Exchange S&P 500 Volatility Index gradually fell to a relatively normal level of 23.40 at year end. The rally in the market continued through December, and the S&P 500(R) finished at 1257.60.

o  PLEASE DESCRIBE SECTOR PERFORMANCE.

   The best performing sector for the year was Consumer Staples, which returned 10.05%. This was followed by Health Care, which returned 7.93%, and Consumer Discretionary, which returned 7.00%. The worst performers were Industrials and Telecommunication Services, which returned -10.15% and -6.27%, respectively.

o  WHAT INVESTMENT STRATEGIES WILL YOU PURSUE FOR THE FUND IN 2012?

   We don't manage the Fund according to a given outlook for the equity markets or the economy in general, because we're managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Index. Nevertheless, we will monitor economic conditions and their effect on the financial markets as we seek to track the Index's performance closely.

   Thank you for your investment in the Fund.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

INVESTMENT OVERVIEW

USAA NASDAQ-100 INDEX FUND (Ticker Symbol: USNQX)

--------------------------------------------------------------------------------
                                              12/31/11               12/31/10
--------------------------------------------------------------------------------
Net Assets                                 $218.2 Million         $202.1 Million
Net Asset Value Per Share                      $6.54                  $6.83

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
1 Year           5 Years            10 Years            Since Inception 10/27/00
2.90%             5.24%              3.43%                        -3.06%

--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 12/31/10*
--------------------------------------------------------------------------------
Before Reimbursement           1.02%          After Reimbursement          0.78%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM

*USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.78% OF THE FUND'S AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2012

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2011. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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4  | USAA NASDAQ-100 INDEX FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                  USAA NASDAQ-100
                                NASDAQ-100 INDEX                     INDEX FUND
12/31/2001                        $10,000.00                        $10,000.00
 1/31/2002                          9,830.05                          9,841.27
 2/28/2002                          8,620.27                          8,630.95
 3/31/2002                          9,213.87                          9,206.35
 4/30/2002                          8,099.82                          8,095.24
 5/31/2002                          7,664.53                          7,638.89
 6/30/2002                          6,669.14                          6,646.83
 7/31/2002                          6,103.54                          6,091.27
 8/31/2002                          5,979.06                          5,952.38
 9/30/2002                          5,282.08                          5,257.94
10/31/2002                          6,278.85                          6,250.00
11/30/2002                          7,082.71                          7,043.65
12/31/2002                          6,247.59                          6,210.32
 1/31/2003                          6,239.79                          6,190.48
 2/28/2003                          6,413.00                          6,369.05
 3/31/2003                          6,470.17                          6,408.73
 4/30/2003                          7,025.84                          6,964.29
 5/31/2003                          7,610.57                          7,539.68
 6/30/2003                          7,634.88                          7,539.68
 7/31/2003                          8,113.93                          8,015.87
 8/31/2003                          8,524.06                          8,412.70
 9/30/2003                          8,286.17                          8,174.60
10/31/2003                          9,007.92                          8,869.05
11/30/2003                          9,059.81                          8,928.57
12/31/2003                          9,338.99                          9,186.51
 1/31/2004                          9,499.87                          9,345.24
 2/29/2004                          9,358.29                          9,186.51
 3/31/2004                          9,154.97                          8,988.10
 4/30/2004                          8,920.48                          8,750.00
 5/31/2004                          9,336.39                          9,146.83
 6/30/2004                          9,657.90                          9,464.29
 7/31/2004                          8,919.15                          8,730.16
 8/31/2004                          8,722.81                          8,531.75
 9/30/2004                          9,003.77                          8,809.52
10/31/2004                          9,476.10                          9,265.87
11/30/2004                         10,021.61                          9,781.75
12/31/2004                         10,342.46                         10,099.21
 1/31/2005                          9,695.77                          9,459.98
 2/28/2005                          9,649.00                          9,400.23
 3/31/2005                          9,467.91                          9,220.99
 4/30/2005                          9,075.11                          8,822.68
 5/31/2005                          9,860.42                          9,579.47
 6/30/2005                          9,547.13                          9,280.74
 7/31/2005                         10,261.80                          9,957.87
 8/31/2005                         10,119.76                          9,818.46
 9/30/2005                         10,247.58                          9,937.96
10/31/2005                         10,104.69                          9,798.55
11/30/2005                         10,708.93                         10,376.10
12/31/2005                         10,538.49                         10,196.86
 1/31/2006                         10,959.70                         10,615.09
 2/28/2006                         10,710.41                         10,356.19
 3/31/2006                         10,923.99                         10,555.35
 4/30/2006                         10,906.68                         10,535.43
 5/31/2006                         10,138.64                          9,778.63
 6/30/2006                         10,111.55                          9,738.80
 7/31/2006                          9,690.79                          9,340.49
 8/31/2006                         10,151.34                          9,778.63
 9/30/2006                         10,629.91                         10,216.78
10/31/2006                         11,135.02                         10,714.67
11/30/2006                         11,520.35                         11,073.16
12/31/2006                         11,306.21                         10,854.08
 1/31/2007                         11,535.21                         11,073.16
 2/28/2007                         11,347.87                         10,893.91
 3/31/2007                         11,418.46                         10,953.66
 4/30/2007                         12,035.24                         11,531.22
 5/31/2007                         12,434.37                         11,909.62
 6/30/2007                         12,473.31                         11,929.53
 7/31/2007                         12,461.48                         11,909.62
 8/31/2007                         12,838.66                         12,268.10
 9/30/2007                         13,500.21                         12,885.49
10/31/2007                         14,456.05                         13,801.61
11/30/2007                         13,502.03                         12,885.49
12/31/2007                         13,481.39                         12,845.66
 1/31/2008                         11,907.85                         11,351.98
 2/29/2008                         11,297.40                         10,754.50
 3/31/2008                         11,537.31                         10,973.58
 4/30/2008                         12,417.41                         11,810.04
 5/31/2008                         13,172.85                         12,527.00
 6/30/2008                         11,906.84                         11,312.14
 7/31/2008                         11,986.72                         11,371.89
 8/31/2008                         12,149.30                         11,531.22
 9/30/2008                         10,347.07                          9,798.55
10/31/2008                          8,662.67                          8,205.29
11/30/2008                          7,705.62                          7,289.16
12/31/2008                          7,877.38                          7,448.49
 1/31/2009                          7,674.66                          7,249.33
 2/28/2009                          7,275.93                          6,870.93
 3/31/2009                          8,060.20                          7,607.82
 4/30/2009                          9,087.51                          8,583.69
 5/31/2009                          9,368.17                          8,842.59
 6/30/2009                          9,642.33                          9,081.58
 7/31/2009                         10,467.81                          9,858.29
 8/31/2009                         10,622.01                          9,997.70
 9/30/2009                         11,237.65                         10,575.26
10/31/2009                         10,901.32                         10,236.69
11/30/2009                         11,569.69                         10,874.00
12/31/2009                         12,180.49                         11,431.64
 1/31/2010                         11,402.03                         10,694.76
 2/28/2010                         11,924.85                         11,172.73
 3/31/2010                         12,843.31                         12,029.11
 4/30/2010                         13,125.86                         12,288.02
 5/31/2010                         12,167.40                         11,391.81
 6/30/2010                         11,429.42                         10,674.84
 7/31/2010                         12,252.67                         11,451.55
 8/31/2010                         11,632.19                         10,854.08
 9/30/2010                         13,152.44                         12,268.10
10/31/2010                         13,988.20                         13,044.81
11/30/2010                         13,966.69                         13,004.98
12/31/2010                         14,635.66                         13,619.20
 1/31/2011                         15,060.93                         14,018.01
 2/28/2011                         15,532.35                         14,436.75
 3/31/2011                         15,457.92                         14,356.99
 4/30/2011                         15,892.38                         14,755.80
 5/31/2011                         15,706.62                         14,576.33
 6/30/2011                         15,400.56                         14,277.23
 7/31/2011                         15,657.02                         14,516.51
 8/31/2011                         14,875.79                         13,778.72
 9/30/2011                         14,203.12                         13,140.63
10/31/2011                         15,676.79                         14,496.57
11/30/2011                         15,283.35                         14,117.71
12/31/2011                         15,173.29                         14,014.63

                                   [END CHART]

                         Data from 12/31/01 to 12/31/11.

The graph illustrates how a $10,000 hypothetical investment in the USAA Nasdaq-100 Index Fund closely tracks the Nasdaq-100 Index, an unmanaged modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization.

"Nasdaq-100(R)," "Nasdaq-100 Index(R)," and "Nasdaq(R)" are trademarks or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations") and have been licensed for our use. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. The Fund is not sponsored, sold, or promoted by The Nasdaq Stock Market, Inc., and The Nasdaq Stock Market, Inc. makes no representation regarding the advisability of investing in the Fund. Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. It is not possible to invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

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                                                        INVESTMENT OVERVIEW |  5

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 12/31/11
                                (% of Net Assets)

Apple, Inc. .......................................................... 14.6%
Microsoft Corp. ....................................................... 8.5%
Google, Inc. "A" ...................................................... 6.4%
Oracle Corp. .......................................................... 5.0%
Intel Corp. ........................................................... 4.8%
Cisco Systems, Inc. ................................................... 3.8%
QUALCOMM, Inc. ........................................................ 3.5%
Amazon.com, Inc. ...................................................... 3.0%
Amgen, Inc. ........................................................... 2.2%
Comcast Corp. "A" ..................................................... 1.9%

 You will find a complete list of securities that the Fund owns on pages 11-17.

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6  | USAA NASDAQ-100 INDEX FUND

================================================================================

                       o SECTOR ALLOCATION -- 12/31/2011 o

                        [PIE CHART OF SECTOR ALLOCATION]

INFORMATION TECHNOLOGY                                                 65.1%
CONSUMER DISCRETIONARY                                                 14.8%
HEALTH CARE                                                            10.9%
CONSUMER STAPLES                                                        2.5%
INDUSTRIALS                                                             2.0%
TELECOMMUNICATION SERVICES                                              1.0%
MATERIALS                                                               0.5%
MONEY MARKET INSTRUMENTS                                                2.9%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

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SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr became effective January 1, 2012.

                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                               FOR                       VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                  6,660,811,393                    63,843,596
Daniel S. McNamara                6,665,041,690                    59,613,299
Robert L. Mason, Ph.D.            6,673,454,396                    51,200,593
Michael F. Reimherr               6,655,017,938                    69,637,051
Paul L. McNamara                  6,652,482,258                    72,172,731
Barbara B. Ostdiek, Ph.D.         6,650,120,137                    74,534,852

================================================================================

8  | USAA NASDAQ-100 INDEX FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2011, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2012.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $15,127,000 as long-term capital gains for the fiscal year ended December 31, 2011.

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                                              DISTRIBUTIONS TO SHAREHOLDERS |  9

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA NASDAQ-100 INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Nasdaq-100 Index Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Nasdaq-100 Index Fund at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 17, 2012

================================================================================

10  | USAA NASDAQ-100 INDEX FUND

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2011

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            EQUITY SECURITIES (96.8%)

            COMMON STOCKS (96.8%)

            CONSUMER DISCRETIONARY (14.8%)
            -----------------------------
            APPAREL RETAIL (0.4%)
   19,603   Ross Stores, Inc.                                           $    932
                                                                        --------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    5,289   Fossil, Inc.*                                                    420
                                                                        --------
            AUTOMOTIVE RETAIL (0.4%)
   10,839   O'Reilly Automotive, Inc.*                                       867
                                                                        --------
            CABLE & SATELLITE (3.6%)
  176,761   Comcast Corp. "A"                                              4,191
   59,602   DIRECTV "A"*                                                   2,549
  316,915   Sirius Satellite Radio, Inc.*                                    577
   25,424   Virgin Media, Inc.                                               543
                                                                        --------
                                                                           7,860
                                                                        --------
            CASINOS & GAMING (0.5%)
   10,541   Wynn Resorts Ltd.                                              1,165
                                                                        --------
            CATALOG RETAIL (0.4%)
   47,408   Liberty Media Corp. - Interactive "A"*                           769
                                                                        --------
            CONSUMER ELECTRONICS (0.3%)
   16,370   Garmin Ltd.                                                      652
                                                                        --------
            DEPARTMENT STORES (0.1%)
    9,077   Sears Holdings Corp.*                                            288
                                                                        --------
            EDUCATION SERVICES (0.3%)
   10,991   Apollo Group, Inc. "A"*                                          592
                                                                        --------
            GENERAL MERCHANDISE STORES (0.4%)
   10,052   Dollar Tree, Inc.*                                               835
                                                                        --------
            HOME IMPROVEMENT RETAIL (0.0%)
      405   Orchard Supply Hardware Stores Corp. "A"*(a)                       2
                                                                        --------
            HOMEFURNISHING RETAIL (0.6%)
   20,664   Bed Bath & Beyond, Inc.*                                       1,198
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            HOTELS, RESORTS & CRUISE LINES (0.1%)
   12,444   Ctrip.com International Ltd. ADR*                           $    291
                                                                        --------
            INTERNET RETAIL (4.2%)
   38,416   Amazon.com, Inc.*                                              6,650
   10,200   Expedia, Inc.                                                    296
    4,678   Netflix, Inc.*                                                   324
    4,200   Priceline.com, Inc.*                                           1,964
                                                                        --------
                                                                           9,234
                                                                        --------
            LEISURE PRODUCTS (0.4%)
   28,612   Mattel, Inc.                                                     794
                                                                        --------
            MOVIES & ENTERTAINMENT (1.2%)
  145,476   News Corp. "A"                                                 2,595
                                                                        --------
            RESTAURANTS (1.3%)
   62,911   Starbucks Corp.                                                2,895
                                                                        --------
            SPECIALTY STORES (0.4%)
   59,091   Staples, Inc.                                                    821
                                                                        --------
            Total Consumer Discretionary                                  32,210
                                                                        --------
            CONSUMER STAPLES (2.5%)
            ----------------------
            FOOD RETAIL (0.5%)
   15,163   Whole Foods Market, Inc.                                       1,055
                                                                        --------
            HYPERMARKETS & SUPER CENTERS (1.4%)
   36,598   Costco Wholesale Corp.                                         3,049
                                                                        --------
            PACKAGED FOODS & MEAT (0.3%)
   13,065   Green Mountain Coffee Roasters, Inc.*                            586
                                                                        --------
            SOFT DRINKS (0.3%)
    7,356   Hansen Natural Corp.*                                            678
                                                                        --------
            Total Consumer Staples                                         5,368
                                                                        --------
            HEALTH CARE (10.9%)
            ------------------
            BIOTECHNOLOGY (6.3%)
   15,651   Alexion Pharmaceuticals, Inc.*                                 1,119
   74,044   Amgen, Inc.                                                    4,755
   20,520   Biogen Idec, Inc.*                                             2,258
   37,503   Celgene Corp.*                                                 2,535
   63,457   Gilead Sciences, Inc.*                                         2,597
   17,561   Vertex Pharmaceuticals, Inc.*                                    583
                                                                        --------
                                                                          13,847
                                                                        --------

================================================================================

12  | USAA NASDAQ-100 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            HEALTH CARE DISTRIBUTORS (0.2%)
    7,634   Henry Schein, Inc.*                                         $    492
                                                                        --------
            HEALTH CARE EQUIPMENT (0.7%)
    3,294   Intuitive Surgical, Inc.*                                      1,525
                                                                        --------
            HEALTH CARE SERVICES (0.8%)
   41,014   Express Scripts, Inc.*                                         1,833
                                                                        --------
            HEALTH CARE SUPPLIES (0.2%)
   11,924   DENTSPLY International, Inc.                                     417
                                                                        --------
            HEALTH CARE TECHNOLOGY (0.4%)
   14,349   Cerner Corp.*                                                    879
                                                                        --------
            LIFE SCIENCES TOOLS & SERVICES (0.3%)
   15,060   Life Technologies Corp.*                                         586
                                                                        --------
            PHARMACEUTICALS (2.0%)
   35,962   Mylan, Inc.*                                                     772
    7,882   Perrigo Co.                                                      767
   59,146   Teva Pharmaceutical Industries Ltd. ADR                        2,387
   21,523   Warner Chilcott plc "A"*                                         326
                                                                        --------
                                                                           4,252
                                                                        --------
            Total Health Care                                             23,831
                                                                        --------
            INDUSTRIALS (2.0%)
            -----------------
            AIR FREIGHT & LOGISTICS (0.8%)
   13,848   C.H. Robinson Worldwide, Inc.                                    966
   17,869   Expeditors International of Washington, Inc.                     732
                                                                        --------
                                                                           1,698
                                                                        --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
   30,261   PACCAR, Inc.                                                   1,134
                                                                        --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    7,190   Stericycle, Inc.*                                                560
                                                                        --------
            TRADING COMPANIES & DISTRIBUTORS (0.5%)
   24,951   Fastenal Co.                                                   1,088
                                                                        --------
            Total Industrials                                              4,480
                                                                        --------
            INFORMATION TECHNOLOGY (65.1%)
            -----------------------------
            APPLICATION SOFTWARE (2.1%)
   41,465   Adobe Systems, Inc.*                                           1,172
   19,143   Autodesk, Inc.*                                                  581
   15,753   Citrix Systems, Inc.*                                            956

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   25,131   Intuit, Inc.                                                $  1,322
   25,407   Nuance Communications, Inc.*                                     639
                                                                        --------
                                                                           4,670
                                                                        --------
            COMMUNICATIONS EQUIPMENT (7.9%)
  454,119   Cisco Systems, Inc.                                            8,210
    6,716   F5 Networks, Inc.*                                               713
  142,004   QUALCOMM, Inc.(b)                                              7,768
   43,922   Research In Motion Ltd.*                                         637
                                                                        --------
                                                                          17,328
                                                                        --------
            COMPUTER HARDWARE (15.6%)
   78,511   Apple, Inc.*(b)                                               31,797
  151,767   Dell, Inc.*                                                    2,220
                                                                        --------
                                                                          34,017
                                                                        --------
            COMPUTER STORAGE & PERIPHERALS (1.3%)
   31,126   NetApp, Inc.*                                                  1,129
   20,300   SanDisk Corp.*                                                   999
   39,228   Seagate Technology plc                                           643
                                                                        --------
                                                                           2,771
                                                                        --------
            DATA PROCESSING & OUTSOURCED SERVICES (1.8%)
   41,310   Automatic Data Processing, Inc.                                2,231
   11,936   Fiserv, Inc.*                                                    701
   30,661   Paychex, Inc.                                                    924
                                                                        --------
                                                                           3,856
                                                                        --------
            ELECTRONIC MANUFACTURING SERVICES (0.2%)
   60,294   Flextronics International Ltd.*                                  341
                                                                        --------
            HOME ENTERTAINMENT SOFTWARE (0.8%)
   96,737   Activision Blizzard, Inc.                                      1,192
   28,003   Electronic Arts, Inc.*                                           577
                                                                        --------
                                                                           1,769
                                                                        --------
            INTERNET SOFTWARE & SERVICES (10.4%)
   15,165   Akamai Technologies, Inc.*                                       489
   22,927   Baidu, Inc. ADR*                                               2,670
  109,053   eBay, Inc.*                                                    3,308
   21,625   Google, Inc. "A"*                                             13,968
   13,443   VeriSign, Inc.                                                   480
  104,784   Yahoo!, Inc.*                                                  1,690
                                                                        --------
                                                                          22,605
                                                                        --------

================================================================================

14  | USAA NASDAQ-100 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            IT CONSULTING & OTHER SERVICES (0.9%)
   25,510   Cognizant Technology Solutions Corp. "A"*                   $  1,640
    6,591   Infosys Technologies Ltd. ADR                                    339
                                                                        --------
                                                                           1,979
                                                                        --------
            SEMICONDUCTOR EQUIPMENT (1.0%)
  111,479   Applied Materials, Inc.                                        1,194
   14,104   KLA-Tencor Corp.                                                 680
   10,098   Lam Research Corp.*                                              374
                                                                        --------
                                                                           2,248
                                                                        --------
            SEMICONDUCTORS (8.2%)
   27,103   Altera Corp.                                                   1,006
   20,771   Avago Technologies Ltd.                                          599
   41,054   Broadcom Corp. "A"*                                            1,205
    7,307   First Solar, Inc.*                                               247
  430,124   Intel Corp.                                                   10,430
   19,289   Linear Technology Corp.                                          579
   51,174   Marvell Technology Group Ltd.*                                   709
   24,574   Maxim Integrated Products, Inc.                                  640
   16,112   Microchip Technology, Inc.                                       590
   83,431   Micron Technology, Inc.*                                         525
   51,590   NVIDIA Corp.*                                                    715
   22,166   Xilinx, Inc.                                                     711
                                                                        --------
                                                                          17,956
                                                                        --------
            SYSTEMS SOFTWARE (14.9%)
   14,376   BMC Software, Inc.*                                              471
   41,667   CA, Inc.                                                         842
   17,502   Check Point Software Technologies Ltd.*                          920
  710,594   Microsoft Corp.(b)                                            18,447
  426,124   Oracle Corp.                                                  10,930
   62,260   Symantec Corp.*                                                  975
                                                                        --------
                                                                          32,585
                                                                        --------
            Total Information Technology                                 142,125
                                                                        --------
            MATERIALS (0.5%)
            ---------------
            GOLD (0.2%)
    4,873   Randgold Resources Ltd. ADR                                      497
                                                                        --------
            SPECIALTY CHEMICALS (0.3%)
   10,178   Sigma-Aldrich Corp.                                              636
                                                                        --------
            Total Materials                                                1,133
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES (1.0%)
            --------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (1.0%)
   77,597   Vodafone Group plc ADR                                      $  2,175
                                                                        --------
            Total Common Stocks (cost: $173,625)                         211,322
                                                                        --------

            PREFERRED SECURITIES (0.0%)

            CONSUMER DISCRETIONARY (0.0%)
            ----------------------------
            HOME IMPROVEMENT RETAIL (0.0%)
      405   Orchard Supply Hardware Stores Corp.*(a) (cost: $4)                1
                                                                        --------
            Total Equity Securities (cost: $173,629)                     211,323
                                                                        --------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
--------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (2.9%)

            REPURCHASE AGREEMENTS (2.5%)
   $5,517   State Street Bank & Trust Co., 0.01%, acquired on
              12/30/2011 and due 1/03/2012 at $5,517
              (collateralized by $5,620 of U.S. Treasury,
              2.00%, due 11/15/2021; market value $5,683)                  5,517
                                                                        --------
            U.S. TREASURY BILLS (0.4%)
      805   0.03%, 5/03/2012(c),(d)                                          805
                                                                        --------
            Total Money Market Instruments (cost: $6,322)                  6,322
                                                                        --------

            TOTAL INVESTMENTS (COST: $179,951)                          $217,645
                                                                        ========

--------------------------------------------------------------------------------
NUMBER OF                                              CONTRACT       UNREALIZED
CONTRACTS                               EXPIRATION       VALUE      DEPRECIATION
LONG/(SHORT)  SECURITY                     DATE          (000)             (000)
--------------------------------------------------------------------------------
              FUTURES (2.9%)
      140     Nasdaq-100 Mini Index     03/16/2012      $6,369          $   (82)
                                                        ------          --------

              TOTAL FUTURES                             $6,369          $   (82)
                                                        ======          ========

================================================================================

16  | USAA NASDAQ-100 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                           $211,320              $    -            $2       $211,322
   Preferred Securities                           -                   -             1              1
Money Market Instruments:
   Repurchase Agreements                          -               5,517             -          5,517
   U.S. Treasury Bills                          805                   -             -            805
Futures*                                        (82)                  -             -            (82)
----------------------------------------------------------------------------------------------------
TOTAL                                      $212,043              $5,517            $3       $217,563
----------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

----------------------------------------------------------------------------------------------------
                                                                     COMMON                PREFERRED
                                                                     STOCKS               SECURITIES
----------------------------------------------------------------------------------------------------
Balance as of December 31, 2010                                         $ -                      $ -
Purchases                                                                 -                        -
Sales                                                                     -                        -
Transfers into Level 3                                                    4                        4
Transfers out of Level 3                                                  -                        -
Net realized gain (loss)                                                  -                        -
Change in net unrealized appreciation/depreciation                       (2)                      (3)
----------------------------------------------------------------------------------------------------
BALANCE AS OF DECEMBER 31, 2011                                         $ 2                      $ 1
----------------------------------------------------------------------------------------------------

For the period of January 1, 2011, through December 31, 2011, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                 PORTFOLIO OF INVESTMENTS |   17

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2011

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.1% of net assets at December 31, 2011.

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

   (a) Security was fair valued at December 31, 2011, by USAA Investment Management Company in accordance with valuation procedures approved by the Board of Trustees.

   (b) The security, or a portion thereof, is segregated to cover the value of open futures contracts at December 31, 2011.

   (c) Rate represents an annualized yield at time of purchase, not coupon rate.

   (d) Securities with a value of $805,000 are segregated as collateral for initial margin requirements on open futures contracts.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

18  | USAA NASDAQ-100 INDEX FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

December 31, 2011

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $179,951)         $217,645
  Cash                                                                         1
  Receivables:
      Capital shares sold                                                    707
      USAA Investment Management Company (Note 5D)                            92
      USAA Transfer Agency Company (Note 5E)                                   2
      Dividends and interest                                                 154
      Securities sold                                                         26
                                                                        --------
         Total assets                                                    218,627
                                                                        --------
LIABILITIES
  Payables:
      Capital shares redeemed                                                270
  Variation margin on futures contracts                                        8
  Accrued management fees                                                     37
  Accrued transfer agent's fees                                               12
  Other accrued expenses and payables                                         80
                                                                        --------
         Total liabilities                                                   407
                                                                        --------
             Net assets applicable to capital shares outstanding        $218,220
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $181,157
  Accumulated undistributed net investment income                            393
  Accumulated net realized loss on investments and futures transactions     (942)
  Net unrealized appreciation of investments and futures contracts        37,612
                                                                        --------
             Net assets applicable to capital shares outstanding        $218,220
                                                                        ========
  Capital shares outstanding, unlimited number of shares
      authorized, no par value                                            33,365
                                                                        ========
  Net asset value, redemption price, and offering price per share       $   6.54
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended December 31, 2011

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $10)                      $  2,025
  Interest                                                                     1
                                                                        --------
         Total income                                                      2,026
                                                                        --------
EXPENSES
  Management fees                                                            431
  Administration and servicing fees                                          754
  Transfer agent's fees                                                      553
  Custody and accounting fees                                                 46
  Postage                                                                     18
  Shareholder reporting fees                                                  20
  Trustees' fees                                                              14
  Registration fees                                                           44
  Professional fees                                                           72
  Other                                                                      105
                                                                        --------
         Total expenses                                                    2,057
  Expenses reimbursed                                                       (377)
                                                                        --------
         Net expenses                                                      1,680
                                                                        --------
NET INVESTMENT INCOME                                                        346
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS
  Net realized gain on:
      Investments                                                         33,557
      Futures transactions                                                   440
  Change in net unrealized appreciation/depreciation of:
      Investments                                                        (28,447)
      Futures contracts                                                      (92)
                                                                        --------
         Net realized and unrealized gain                                  5,458
                                                                        --------
  Increase in net assets resulting from operations                      $  5,804
                                                                        ========

See accompanying notes to financial statements.

================================================================================

20  | USAA NASDAQ-100 INDEX FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended December 31,

--------------------------------------------------------------------------------

                                                                   2011            2010
---------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                        $    346        $    254
  Net realized gain on investments                               33,557           1,681
  Net realized gain on futures transactions                         440             265
  Change in net unrealized appreciation/depreciation of:
      Investments                                               (28,447)         29,032
      Futures contracts                                             (92)           (117)
                                                               ------------------------
      Increase in net assets resulting from operations            5,804          31,115
                                                               ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               -            (250)
  Net realized gains                                            (15,127)              -
                                                               ------------------------
      Total distributions to shareholders                       (15,127)           (250)
                                                               ------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                      73,007          60,144
  Reinvested dividends                                           14,916             246
  Cost of shares redeemed                                       (62,439)        (48,453)
                                                               ------------------------
      Increase in net assets from capital share transactions     25,484          11,937
                                                               ------------------------
  Capital contribution from USAA Transfer Agency
      Company (Note 5E)                                               2               1
                                                               ------------------------
  Net increase in net assets                                     16,163          42,803
NET ASSETS
  Beginning of year                                             202,057         159,254
                                                               ------------------------
  End of year                                                  $218,220        $202,057
                                                               ========================
Accumulated undistributed net investment income:
  End of year                                                  $    393        $      4
                                                               ========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                    10,403           9,888
  Shares issued for dividends reinvested                          2,274              36
  Shares redeemed                                                (8,877)         (8,107)
                                                               ------------------------
      Increase in shares outstanding                              3,800           1,817
                                                               ========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this annual report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the Nasdaq-100 Index.

On November 29, 2011, the Board of Trustees of the USAA Mutual Funds Trust approved the transfer of certain services and related agreements, including investment advisory, subadvisory, administrative, and other related services agreements currently provided by USAA Investment Management Company to an affiliated, newly-created and registered investment adviser, USAA Asset Management Company. The effective date of this transfer is January 1, 2012.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers,

================================================================================

22  | USAA NASDAQ-100 INDEX FUND

================================================================================

or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    4. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities,

================================================================================

24  | USAA NASDAQ-100 INDEX FUND

================================================================================

    inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. Newly-issued common and preferred stock were received in a spin off from parent company shares held by the Fund. The fair value methods included using inputs such as price fluctuations of the parent company common stock divided by the entitlement ratio, and other relevant information related to the securities. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    guarantees the transactions against default from the actual counterparty to the trade.

    FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF DECEMBER 31, 2011*
    (IN THOUSANDS)

                                    ASSET DERIVATIVES           LIABILITY DERIVATIVES
---------------------------------------------------------------------------------------
                             STATEMENT OF                     STATEMENT OF
                             ASSETS AND                       ASSETS AND
DERIVATIVES NOT ACCOUNTED    LIABILITIES                      LIABILITIES
FOR AS HEDGING INSTRUMENTS   LOCATION           FAIR VALUE    LOCATION       FAIR VALUE
---------------------------------------------------------------------------------------
Equity contracts             Net unrealized        $(82)**       -             $-
                             appreciation of
                             investments and
                             futures contracts
---------------------------------------------------------------------------------------

     *For open derivative instruments as of December 31, 2011, see the portfolio of investments, which is also indicative of activity for the period ended December 31, 2011.

    **Includes cumulative appreciation (depreciation) of futures as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

================================================================================

26  | USAA NASDAQ-100 INDEX FUND

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2011
    (IN THOUSANDS)

                                                                          CHANGE IN
                                                                          UNREALIZED
                                                         REALIZED         APPRECIATION
DERIVATIVES NOT ACCOUNTED    STATEMENT OF                GAIN (LOSS)      (DEPRECIATION)
FOR AS HEDGING INSTRUMENTS   OPERATIONS LOCATION         ON DERIVATIVES   ON DERIVATIVES
----------------------------------------------------------------------------------------
Equity contracts             Net realized gain (loss)         $440             $(92)
                             on futures transactions/
                             Change in net unrealized
                             appreciation/depreciation
                             of futures contracts
----------------------------------------------------------------------------------------

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

G. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management

================================================================================

28  | USAA NASDAQ-100 INDEX FUND

================================================================================

    purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended December 31, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

For the year ended December 31, 2011, the Fund paid CAPCO facility fees of $1,000, which represents 0.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended December 31, 2011.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for return of capital adjustments and distributions to shareholders resulted in reclassifications made to the statement of assets and liabilities to decrease paid-in capital by $44,000, increase accumulated undistributed net investment income by $43,000, and decrease accumulated net realized-loss on investments by $1,000. These reclassifications had no effect on net assets.

The tax character of tax distributions paid during the years ended December 31, 2011, and 2010, was as follows:

                                                        2011            2010
                                                    --------------------------
Ordinary income*                                    $         -       $250,000
Long-term capital gain                               15,127,000              -

*Includes distributions of short-term realized capital gains, if any, which are taxable as ordinary income.

As of December 31, 2011, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                     $   346,000
Undistributed long-term capital gain                                  300,000
Accumulated capital and other losses                                 (251,000)
Unrealized appreciation of investments                             36,668,000

================================================================================

30  | USAA NASDAQ-100 INDEX FUND

================================================================================

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and return of capital distributions.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that postenactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At December 31, 2011, the Fund utilized pre-enactment capital loss carryforwards of $17,997,000 to offset capital gains. At December 31, 2011, the Fund had a current net capital loss of $251,000 and no pre-enactment capital loss carryforwards, for federal income tax purposes. The net capital loss will be recognized on the first day of the following fiscal year.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended December 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2011, the Manager has reviewed all open tax years and concluded that there

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

was no impact to the Fund's net assets or results of operations. Tax year ended December 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2011, were $67,289,000 and $57,977,000, respectively.

As of December 31, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was $180,977,000.

Gross unrealized appreciation and depreciation of investments as of December 31, 2011, for federal income tax purposes, were $53,567,000 and $16,899,000, respectively, resulting in net unrealized appreciation of $36,668,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average net assets for the

================================================================================

32  | USAA NASDAQ-100 INDEX FUND

================================================================================

    fiscal year. For the year ended December 31, 2011, the Fund incurred management fees, paid or payable to the Manager, of $431,000.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with NTI under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $50,000 or a fee at an annual rate equal to 0.06% of the Fund's average daily net assets on amounts up to $100 million; 0.04% of daily net assets for amounts over $100 million and up to $250 million; and 0.03% of daily net assets for amounts over $250 million. For the year ended December 31, 2011, the Manager incurred subadvisory fees, paid or payable to NTI, of $106,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.35% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2011, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $754,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2011, the Fund reimbursed the Manager $6,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2012, to limit the annual expenses of the Fund to 0.78% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through May 1, 2012, without approval of the Trust's Board of Trustees, and may be changed

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    or terminated by the Manager at any time after that date. For the year ended December 31, 2011, the Fund incurred reimbursable expenses of $377,000, of which $92,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2011, the Fund incurred transfer agent's fees, paid or payable to SAS, of $553,000. Additionally, the Fund recorded a receivable from SAS of $2,000 at December 31, 2011, for adjustments related to corrections related to shareholder transactions.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting that the only impact is to the Fund's financial statement disclosures.

================================================================================

34  | USAA NASDAQ-100 INDEX FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                  YEAR ENDED DECEMBER 31,
                                         ----------------------------------------------------------------------
                                             2011          2010          2009               2008           2007
                                         ----------------------------------------------------------------------
Net asset value at beginning
  of period                              $   6.83      $   5.74      $   3.74            $  6.45       $   5.45
                                         ----------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income (loss)                .01           .01          (.00)(a),(b)       (.01)(a)       (.02)(a)
  Net realized and unrealized
    gain (loss)                               .19          1.09          2.00(a)           (2.70)(a)       1.02(a)
                                         ----------------------------------------------------------------------
Total from investment operations              .20          1.10          2.00(a)           (2.71)(a)       1.00(a)
                                         ----------------------------------------------------------------------
Less distributions from:
  Net investment income                         -          (.01)            -                  -              -
  Realized capital gains                     (.49)            -             -                  -              -
                                         ----------------------------------------------------------------------
Total distributions                          (.49)         (.01)            -                  -              -
                                         ----------------------------------------------------------------------
Net asset value at end of period         $   6.54      $   6.83      $   5.74            $  3.74       $   6.45
                                         ======================================================================
Total return (%)*                            2.90         19.14         53.48             (42.02)         18.35
Net assets at end of period (000)        $218,220      $202,057      $159,254            $94,024       $149,358
Ratios to average net assets:**
  Expenses (%)(c)                             .78           .78           .78                .78            .78(d)
  Expenses, excluding
    reimbursements (%)(c)                     .95          1.02          1.11               1.08           1.01
  Net investment income (loss) (%)            .16           .15          (.04)              (.26)          (.27)
Portfolio turnover (%)                         27             5             4                  7             14

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2011, average net assets were $215,561,000.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Effective April 13, 2007, the Manager voluntarily agreed to reimburse the Fund for expenses in excess of 0.78% of its annual average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

EXPENSE EXAMPLE

December 31, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2011, through December 31, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

36  | USAA NASDAQ-100 INDEX FUND

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                 BEGINNING                ENDING               DURING PERIOD*
                               ACCOUNT VALUE           ACCOUNT VALUE           JULY 1, 2011 -
                                JULY 1, 2011         DECEMBER 31, 2011       DECEMBER 31, 2011
                               ---------------------------------------------------------------
Actual                            $1,000.00              $  981.60                 $3.90

Hypothetical
  (5% return before expenses)      1,000.00               1,021.27                  3.97

* Expenses are equal to the Fund's annualized expense ratio of 0.78%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (1.84)% for the six-month period of July 1, 2011, through December 31, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 48 individual funds as of December 31, 2011. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

38  | USAA NASDAQ-100 INDEX FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President, Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), and serves on the Board of USAA Financial Planning Services Insurance Agency, Inc. (FPS). He also serves as Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  39

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

40  | USAA NASDAQ-100 INDEX FUND

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

    (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.

    (2) Member of Executive Committee

    (3) Member of Audit Committee

    (4) Member of Pricing and Investment Committee

    (5) Member of Corporate Governance Committee

    (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.

    (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.

    (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  41

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (9/01-9/09).

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, IMCO (3/10-present); Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

CHRISTOPHER P. LAIA
Secretary
Born: January 1960
Year of Appointment: 2010

Senior Vice President, Compliance and Ethics, USAA (7/11-present); Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-7/11); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Secretary of IMCO and SAS and Vice President and Assistant Secretary of FAI and FPS.

================================================================================

42  | USAA NASDAQ-100 INDEX FUND

================================================================================

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  43

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   37732-0212                                (C)2012, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

On September 20, 2011, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 48 funds in all. Only 14 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2011 and 2010 were $348,949 and $330,450, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2011 and 2010 were $64,378 and $63,358, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2011 and 2010.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2011 and 2010.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2011 and 2010 were $378,534 and $384,316, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2011 and 2010 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2011

By:*     /s/ Christopher P. Laia
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:       02/27/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Christopher W. Claus
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       02/27/2012
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       02/27/2012
         ------------------------------
*Print the name and title of each signing officer under his or her signature.